American Mutual Fund®
Investment portfolio
January 31, 2026
unaudited

Common stocks 95.08% Energy 4.79%	Shares	Value (000)
Baker Hughes Co., Class A	9,257,282	$518,778
Canadian Natural Resources, Ltd. (CAD denominated)	6,290,779	233,909
ConocoPhillips	5,332,842	555,842
EOG Resources, Inc.	4,647,266	521,098
Exxon Mobil Corp.	13,746,755	1,943,791
Halliburton Co.	11,850,819	397,239
ONEOK, Inc.	4,680,069	370,615
TC Energy Corp.	4,748,173	278,575
TC Energy Corp. (CAD denominated)	10,592,999	621,118
		5,440,965
Materials 4.08%
Air Products and Chemicals, Inc.	3,324,305	905,873
Eastman Chemical Co.	3,050,854	211,485
Ecolab, Inc.	1,453,559	409,889
International Paper Co. (a)	34,938,367	1,408,715
Linde PLC	2,808,921	1,283,593
Newmont Corp.	1,618,796	181,872
Nutrien, Ltd.	1,100,230	75,795
Sherwin-Williams Co.	449,761	159,503
		4,636,725
Industrials 12.65%
Airbus SE, non-registered shares	80,729	18,507
Automatic Data Processing, Inc.	3,417,475	843,501
BAE Systems PLC (ADR)	728,266	79,148
Carrier Global Corp.	24,940,680	1,485,966
Caterpillar, Inc.	581,315	382,133
Emerson Electric Co.	672,817	98,877
General Dynamics Corp.	216,984	76,181
General Electric Co.	7,663,206	2,350,995
HEICO Corp., Class A	175,566	44,697
Honeywell International, Inc.	875,364	199,163
Illinois Tool Works, Inc.	1,036,089	270,689
Ingersoll-Rand, Inc.	1,768,717	152,269
Lockheed Martin Corp.	610,063	386,914
Northrop Grumman Corp.	299,823	207,556
Old Dominion Freight Line, Inc.	424,642	73,548
Otis Worldwide Corp.	1,510,925	129,063
PACCAR, Inc.	1,144,316	140,648
Paychex, Inc.	2,205,867	227,491
Rolls-Royce Holdings PLC (ADR) (b)	43,358,582	729,291
RTX Corp.	20,265,950	4,072,037
Stanley Black & Decker, Inc.	6,362,058	500,440
Union Pacific Corp.	3,877,039	911,492
American Mutual Fund — Page 1 of 7

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Waste Management, Inc.	1,730,211	$384,522
Watsco, Inc.	1,548,543	598,434
		14,363,562
Consumer discretionary 4.85%
Booking Holdings, Inc.	16,125	80,655
Home Depot, Inc.	5,186,561	1,942,834
McDonald’s Corp.	2,242,289	706,321
NIKE, Inc., Class B	1,731,176	107,004
Starbucks Corp.	24,039,886	2,210,467
Tractor Supply Co.	8,950,375	455,395
		5,502,676
Consumer staples 9.14%
Altria Group, Inc.	1,481,657	91,848
British American Tobacco PLC (ADR)	22,644,679	1,374,079
Coca-Cola Co.	19,247,160	1,439,880
Constellation Brands, Inc., Class A	671,527	105,228
Hershey Co.	2,228,450	433,991
Kenvue, Inc.	1,518,767	26,427
Mondelez International, Inc., Class A	35,928,344	2,100,730
PepsiCo, Inc.	1,615,366	248,169
Philip Morris International, Inc.	20,121,204	3,610,549
Procter & Gamble Co.	4,836,048	733,967
Sysco Corp.	2,453,491	205,725
		10,370,593
Health care 14.38%
Abbott Laboratories	12,376,508	1,352,752
AbbVie, Inc.	10,972,838	2,447,053
Amgen, Inc.	3,107,044	1,062,236
AstraZeneca PLC (ADR)	1,279,697	118,717
Cencora, Inc.	544,460	195,581
Cigna Group (The)	339,380	93,027
CVS Health Corp.	11,210,986	835,443
Danaher Corp.	2,009,962	439,960
Eli Lilly and Co.	3,373,101	3,498,412
GE HealthCare Technologies, Inc.	4,195,054	331,283
Gilead Sciences, Inc.	12,052,368	1,710,834
Humana, Inc.	647,449	126,382
Johnson & Johnson	5,314,548	1,207,731
Medtronic PLC	10,998,593	1,132,415
Sandoz Group AG	1,380,367	109,244
Sanofi	558,928	52,472
Sanofi (ADR)	1,577,744	74,217
Stryker Corp.	376,804	139,252
Takeda Pharmaceutical Co., Ltd. (ADR) (b)	17,835,100	307,299
Thermo Fisher Scientific, Inc.	888,861	514,304
UnitedHealth Group, Inc.	2,020,880	579,851
		16,328,465
Financials 11.95%
American International Group, Inc.	2,785,157	208,553
Apollo Asset Management, Inc.	209,132	28,137
Arthur J. Gallagher & Co.	311,308	77,631
American Mutual Fund — Page 2 of 7

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Bank of America Corp.	2,295,209	$122,105
Berkshire Hathaway, Inc., Class A (c)	163	117,768
Berkshire Hathaway, Inc., Class B (c)	351,327	168,823
BlackRock, Inc.	824,765	922,863
Blackstone, Inc.	1,896,743	270,134
Charles Schwab Corp. (The)	314,877	32,722
Chubb, Ltd.	2,371,826	734,222
CME Group, Inc., Class A	1,998,524	577,693
East West Bancorp, Inc.	1,761,851	201,626
Fidelity National Information Services, Inc.	12,292,603	679,166
Fifth Third Bancorp	6,166,945	309,704
Great-West Lifeco, Inc.	2,187,093	102,380
JPMorgan Chase & Co.	7,324,266	2,240,420
KKR & Co., Inc.	1,055,438	120,594
Marsh & McLennan Cos., Inc.	2,695,066	507,184
Mastercard, Inc., Class A	1,199,377	646,212
Morgan Stanley	2,269,050	414,782
National Bank of Canada	3,293,485	392,442
PNC Financial Services Group, Inc.	4,216,235	941,485
Progressive Corp.	4,400,608	915,326
Royal Bank of Canada	169,504	28,223
Toronto-Dominion Bank (The)	356,035	33,286
Toronto-Dominion Bank (The) (CAD denominated)	2,281,696	213,248
Truist Financial Corp.	9,238,283	475,033
U.S. Bancorp	6,881,139	386,101
Visa, Inc., Class A	556,595	179,129
Wells Fargo & Co.	16,816,281	1,521,705
		13,568,697
Information technology 19.14%
Accenture PLC, Class A	4,738,033	1,249,135
Amphenol Corp., Class A	5,848,540	842,658
Apple, Inc.	10,647,325	2,762,768
Applied Materials, Inc.	5,286,828	1,704,050
Broadcom, Inc.	12,335,223	4,086,659
Cisco Systems, Inc.	305,569	23,932
Cognizant Technology Solutions Corp., Class A	5,279,819	433,262
Corning, Inc.	5,189,393	535,805
International Business Machines Corp.	105,738	32,430
KLA Corp.	251,308	358,853
Microsoft Corp.	14,542,132	6,257,334
Oracle Corp.	2,483,660	408,761
Salesforce, Inc.	2,109,092	447,739
Samsung Electronics Co., Ltd.	622,634	69,427
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	4,912,093	1,623,741
Texas Instruments, Inc.	4,135,409	891,387
		21,727,941
Communication services 4.48%
Alphabet, Inc., Class A	3,332,235	1,126,295
Alphabet, Inc., Class C	1,157,238	391,760
AT&T, Inc.	18,803,966	492,852
Comcast Corp., Class A	10,510,040	312,674
Meta Platforms, Inc., Class A	3,269,062	2,342,283
American Mutual Fund — Page 3 of 7

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
T-Mobile US, Inc.	1,274,239	$251,293
Verizon Communications, Inc.	3,651,533	162,566
		5,079,723
Utilities 7.04%
American Electric Power Co., Inc.	1,415,991	169,600
Atmos Energy Corp.	2,366,976	393,723
CenterPoint Energy, Inc. (a)	38,360,848	1,522,542
Constellation Energy Corp.	2,651,433	744,204
Dominion Energy, Inc.	14,159,077	851,952
DTE Energy Co.	5,585,437	750,571
Exelon Corp.	3,141,817	140,691
NextEra Energy, Inc.	16,709,353	1,468,752
Pinnacle West Capital Corp.	2,457,400	229,914
Public Service Enterprise Group, Inc.	9,892,067	814,711
Sempra	3,052,928	265,635
Southern Co. (The)	2,488,125	222,214
Xcel Energy, Inc.	5,420,165	412,258
		7,986,767
Real estate 2.58%
American Tower Corp. REIT	1,634,740	293,076
Digital Realty Trust, Inc. REIT	1,520,496	252,326
Equinix, Inc. REIT	194,406	159,594
Extra Space Storage, Inc. REIT	2,087,088	287,956
Prologis, Inc. REIT	3,562,713	465,148
Public Storage REIT	1,146,494	316,650
UDR, Inc. REIT	13,935,189	517,692
Welltower, Inc. REIT	3,385,988	637,785
		2,930,227
Total common stocks (cost: $67,087,748,000)		107,936,341
Short-term securities 4.82% Money market investments 4.57%
Capital Group Central Cash Fund 3.62% (a)(d)	51,833,003	5,183,301
Money market investments purchased with collateral from securities on loan 0.25%
Capital Group Central Cash Fund 3.62% (a)(d)(e)	749,806	74,981
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.61% (d)(e)	36,497,381	36,497
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.57% (d)(e)	28,500,000	28,500
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.58% (d)(e)	28,500,000	28,500
Fidelity Investments Money Market Government Portfolio, Class I 3.57% (d)(e)	28,500,000	28,500
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 3.61% (d)(e)	22,800,000	22,800
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 3.64% (d)(e)	22,800,000	22,800
American Mutual Fund — Page 4 of 7

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan (continued)	Shares	Value (000)
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.65% (d)(e)	22,800,000	$22,800
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.55% (d)(e)	19,900,000	19,900
		285,278
Total short-term securities (cost: $5,468,348,000)		5,468,579
Total investment securities 99.90% (cost: $72,556,096,000)		113,404,920
Other assets less liabilities 0.10%		110,133
Net assets 100.00%		$113,515,053
Investments in affiliates (a)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2026 (000)	Dividend or interest income (000)
Common stocks 2.58%
Materials 1.24%
International Paper Co.	$1,631,525	$—	$308,158	$(111,417)	$196,765	$1,408,715	$19,528
Utilities 1.34%
CenterPoint Energy, Inc.	1,053,180	431,158	—	—	38,204	1,522,542	6,059
Total common stocks						2,931,257
Short-term securities 4.63%
Money market investments 4.57%
Capital Group Central Cash Fund 3.62% (d)	3,814,014	3,930,190	2,560,283	132	(752)	5,183,301	35,662
Money market investments purchased with collateral from securities on loan 0.06%
Capital Group Central Cash Fund 3.62% (d)(e)	62,814	12,167 (f)				74,981	— (g)
Total short-term securities						5,258,282
Total 7.21%				$(111,285)	$234,217	$8,189,539	$61,249

(a)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(b)	All or a portion of this security was on loan.
(c)	Non-income producing.
(d)	Rate represents the seven-day yield at 1/31/2026.
(e)	Security purchased with cash collateral from securities on loan.
(f)	Represents net activity.
(g)	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
American Mutual Fund — Page 5 of 7

unaudited
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
American Mutual Fund — Page 6 of 7

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. As of January 31, 2026, all of the fund’s investments were classified as Level 1.
Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP1-003-0326
American Mutual Fund — Page 7 of 7